PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) as of April 30, 2022
Description	Shares	Value
Long-Term Investments 101.6%
Common Stocks 99.3%
Aerospace & Defense 1.0%
Curtiss-Wright Corp.	466	$66,596
Hexcel Corp.	1,600	86,976
		153,572
Airlines 0.3%
JetBlue Airways Corp.*	4,400	48,444
Auto Components 0.6%
Adient PLC*	1,096	37,417
Goodyear Tire & Rubber Co. (The)*	2,401	31,981
Modine Manufacturing Co.*	700	5,530
Visteon Corp.*	270	28,272
		103,200
Automobiles 1.2%
Harley-Davidson, Inc.	2,200	80,190
Thor Industries, Inc.	1,440	110,232
		190,422
Banks 6.1%
Associated Banc-Corp.	1,000	19,950
Cathay General Bancorp	1,200	48,108
East West Bancorp, Inc.	1,148	81,852
First Horizon Corp.	474	10,608
FNB Corp.	8,181	94,245
Fulton Financial Corp.	1,500	22,755
Hancock Whitney Corp.	2,790	130,488
Home BancShares, Inc.	2,100	45,402
OceanFirst Financial Corp.	300	5,619
Old National Bancorp	1,300	19,708
PacWest Bancorp	912	29,996
Pinnacle Financial Partners, Inc.	1,290	100,039
Synovus Financial Corp.	1,740	72,280
Valley National Bancorp	5,968	71,497
Webster Financial Corp.	2,700	134,973
Wintrust Financial Corp.	1,196	104,435
		991,955

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Biotechnology 2.3%
Exelixis, Inc.*	5,223	$116,682
Neurocrine Biosciences, Inc.*	1,200	108,036
United Therapeutics Corp.*	860	152,701
		377,419
Building Products 1.9%
Carlisle Cos., Inc.	895	232,127
Insteel Industries, Inc.	200	8,484
Owens Corning	794	72,199
		312,810
Capital Markets 2.1%
Affiliated Managers Group, Inc.	380	47,717
Evercore, Inc. (Class A Stock)	377	39,868
Janus Henderson Group PLC	1,033	31,486
Jefferies Financial Group, Inc.	3,146	96,771
Stifel Financial Corp.	2,043	126,359
		342,201
Chemicals 2.8%
Cabot Corp.	1,166	76,781
Chemours Co. (The)	1,563	51,689
Minerals Technologies, Inc.	300	19,083
Olin Corp.	3,340	191,716
Valvoline, Inc.	300	9,069
Westlake Corp.	848	107,314
		455,652
Commercial Services & Supplies 0.7%
Brink’s Co. (The)	100	5,895
Clean Harbors, Inc.*	323	33,892
Tetra Tech, Inc.	530	73,819
		113,606
Communications Equipment 0.9%
Ciena Corp.*	2,000	110,340

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment (cont’d.)
Digi International, Inc.*	300	$5,676
NetScout Systems, Inc.*	788	24,270
		140,286
Construction & Engineering 2.3%
AECOM	769	54,261
API Group Corp.*	1,400	25,984
Dycom Industries, Inc.*	700	59,437
EMCOR Group, Inc.	828	88,165
Fluor Corp.*	800	19,800
MDU Resources Group, Inc.	5,081	130,887
		378,534
Construction Materials 0.8%
Eagle Materials, Inc.	1,077	132,816
Consumer Finance 0.2%
Navient Corp.	800	12,712
SLM Corp.	1,204	20,143
		32,855
Containers & Packaging 0.7%
Greif, Inc. (Class A Stock)	1,746	105,947
Silgan Holdings, Inc.	300	13,311
		119,258
Diversified Consumer Services 0.6%
Grand Canyon Education, Inc.*	236	22,649
Service Corp. International	1,250	82,012
		104,661
Electric Utilities 1.2%
ALLETE, Inc.	1,000	59,340
Hawaiian Electric Industries, Inc.	2,500	102,775
OGE Energy Corp.	960	37,133
		199,248

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment 2.6%
Acuity Brands, Inc.	579	$99,866
EnerSys	200	13,092
Hubbell, Inc.	480	93,773
nVent Electric PLC	3,489	117,858
Regal Rexnord Corp.	700	89,068
		413,657
Electronic Equipment, Instruments & Components 2.4%
Avnet, Inc.	200	8,732
Belden, Inc.	1,400	72,282
Jabil, Inc.	2,503	144,498
Littelfuse, Inc.	30	6,877
ScanSource, Inc.*	374	12,806
TD SYNNEX Corp.	1,046	104,694
Vishay Intertechnology, Inc.	633	11,793
Vontier Corp.	1,300	33,306
		394,988
Energy Equipment & Services 1.1%
ChampionX Corp.	5,600	118,160
NOV, Inc.	600	10,878
Select Energy Services, Inc. (Class A Stock)*	6,900	53,544
		182,582
Entertainment 0.5%
Playtika Holding Corp.*	2,595	45,620
World Wrestling Entertainment, Inc. (Class A Stock)	694	40,523
		86,143
Equity Real Estate Investment Trusts (REITs) 9.2%
American Campus Communities, Inc.	1,900	122,873
Apartment Income REIT Corp.	2,417	118,844
Camden Property Trust	670	105,116
City Office REIT, Inc.	500	7,420
Corporate Office Properties Trust	4,745	126,644
Cousins Properties, Inc.	800	28,720
EastGroup Properties, Inc.	40	7,500
EPR Properties	2,100	110,292
Highwoods Properties, Inc.	1,159	47,334

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Kilroy Realty Corp.	1,500	$105,000
Kite Realty Group Trust	4,400	98,120
Lamar Advertising Co. (Class A Stock)	1,646	181,735
Life Storage, Inc.	370	49,021
Medical Properties Trust, Inc.	725	13,333
National Retail Properties, Inc.	500	21,920
Outfront Media, Inc.	800	20,480
Park Hotels & Resorts, Inc.	1,200	23,652
Piedmont Office Realty Trust, Inc. (Class A Stock)	3,637	58,556
PotlatchDeltic Corp.	1,868	103,468
Sabra Health Care REIT, Inc.	569	6,646
Spirit Realty Capital, Inc.	2,117	91,984
STORE Capital Corp.	1,700	48,331
		1,496,989
Food & Staples Retailing 0.7%
BJ’s Wholesale Club Holdings, Inc.*	1,300	83,655
Performance Food Group Co.*	200	9,850
Sprouts Farmers Market, Inc.*	400	11,920
		105,425
Food Products 2.5%
Darling Ingredients, Inc.*	1,943	142,597
Ingredion, Inc.	1,312	111,664
Pilgrim’s Pride Corp.*	1,690	47,911
Sanderson Farms, Inc.	570	107,941
		410,113
Gas Utilities 1.2%
National Fuel Gas Co.	400	28,052
New Jersey Resources Corp.	500	21,580
UGI Corp.	4,182	143,443
		193,075
Health Care Equipment & Supplies 3.2%
DENTSPLY SIRONA, Inc.	100	3,999
Envista Holdings Corp.*	2,789	110,500
Globus Medical, Inc. (Class A Stock)*	374	24,766
Haemonetics Corp.*	1,400	70,938

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
ICU Medical, Inc.*	471	$100,789
Integer Holdings Corp.*	275	20,672
Integra LifeSciences Holdings Corp.*	1,723	105,379
Masimo Corp.*	628	70,945
Merit Medical Systems, Inc.*	100	6,201
		514,189
Health Care Providers & Services 1.9%
Acadia Healthcare Co., Inc.*	100	6,788
Chemed Corp.	167	82,062
Encompass Health Corp.	100	6,883
Molina Healthcare, Inc.*	282	88,393
Option Care Health, Inc.*	1,100	32,868
Tenet Healthcare Corp.*	1,200	87,012
		304,006
Hotels, Restaurants & Leisure 3.6%
Accel Entertainment, Inc.*	700	8,281
Boyd Gaming Corp.	500	30,290
Century Casinos, Inc.*	3,294	34,488
Choice Hotels International, Inc.	840	117,986
Churchill Downs, Inc.	360	73,058
Hilton Grand Vacations, Inc.*	800	37,464
Marriott Vacations Worldwide Corp.	170	25,386
Planet Fitness, Inc. (Class A Stock)*	900	72,027
RCI Hospitality Holdings, Inc.	200	12,392
Texas Roadhouse, Inc.	899	74,015
Wendy’s Co. (The)	1,568	30,984
Wyndham Hotels & Resorts, Inc.	800	70,368
		586,739
Household Durables 2.0%
KB Home	800	25,944
Taylor Morrison Home Corp.*	2,400	62,856
Toll Brothers, Inc.	2,696	125,014
Tri Pointe Homes, Inc.*	5,199	107,463
		321,277

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Independent Power & Renewable Electricity Producers 0.1%
Vistra Corp.	300	$7,506
Insurance 4.7%
Alleghany Corp.*	50	41,825
American Financial Group, Inc.	1,271	176,008
First American Financial Corp.	1,296	75,570
Hanover Insurance Group, Inc. (The)	579	85,009
Kinsale Capital Group, Inc.	530	117,496
Old Republic International Corp.	4,922	108,333
Reinsurance Group of America, Inc.	1,438	154,326
		758,567
Interactive Media & Services 0.1%
Yelp, Inc.*	700	22,771
IT Services 2.8%
Bread Financial Holdings, Inc.	800	43,840
Concentrix Corp.	928	146,141
Evo Payments, Inc. (Class A Stock)*	1,000	22,530
ExlService Holdings, Inc.*	550	74,883
Genpact Ltd.	3,400	136,918
International Money Express, Inc.*	500	9,935
WEX, Inc.*	110	18,286
		452,533
Leisure Products 0.5%
Brunswick Corp.	565	42,720
Mattel, Inc.*	1,400	34,034
		76,754
Life Sciences Tools & Services 1.6%
Azenta, Inc.	100	7,496
Bruker Corp.	974	55,995
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	200	6,146
Medpace Holdings, Inc.*	713	95,236
Syneos Health, Inc.*	1,323	96,698
		261,571

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Machinery 4.2%
AGCO Corp.	301	$38,347
Altra Industrial Motion Corp.	300	11,700
Chart Industries, Inc.*	210	35,452
Crane Co.	1,480	142,420
Donaldson Co., Inc.	2,247	110,193
ITT, Inc.	404	28,369
Kennametal, Inc.	800	20,584
Lincoln Electric Holdings, Inc.	698	94,042
Mueller Industries, Inc.	100	5,415
Oshkosh Corp.	160	14,790
Standex International Corp.	140	13,166
Terex Corp.	1,800	61,200
Toro Co. (The)	977	78,287
Trinity Industries, Inc.	1,100	30,514
		684,479
Media 0.2%
TEGNA, Inc.	1,779	39,227
Metals & Mining 3.9%
Commercial Metals Co.	2,400	98,400
Reliance Steel & Aluminum Co.	1,114	220,851
Steel Dynamics, Inc.	2,599	222,864
United States Steel Corp.	2,900	88,421
		630,536
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Granite Point Mortgage Trust, Inc.	985	9,584
Multiline Retail 0.2%
Macy’s, Inc.	1,500	36,255
Multi-Utilities 0.1%
NorthWestern Corp.	272	15,420
Oil, Gas & Consumable Fuels 3.4%
HF Sinclair Corp.*	100	3,802
Matador Resources Co.	100	4,882
Murphy Oil Corp.	3,400	129,472

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
PDC Energy, Inc.	2,400	$167,376
Targa Resources Corp.	3,395	249,227
		554,759
Personal Products 0.6%
Coty, Inc. (Class A Stock)*	12,700	102,997
Pharmaceuticals 0.5%
Perrigo Co. PLC	2,100	72,030
Prestige Consumer Healthcare, Inc.*	200	10,932
		82,962
Professional Services 2.1%
ASGN, Inc.*	1,182	134,098
Insperity, Inc.	234	24,816
KBR, Inc.	300	14,769
Korn Ferry	1,000	61,440
ManpowerGroup, Inc.	1,141	102,918
		338,041
Real Estate Management & Development 1.1%
Jones Lang LaSalle, Inc.*	799	174,765
Road & Rail 1.1%
Knight-Swift Transportation Holdings, Inc.	700	33,523
Ryder System, Inc.	200	13,980
Saia, Inc.*	60	12,358
Schneider National, Inc. (Class B Stock)	300	7,089
XPO Logistics, Inc.*	2,200	118,338
		185,288
Semiconductors & Semiconductor Equipment 3.3%
Amkor Technology, Inc.	4,195	78,908
Cirrus Logic, Inc.*	470	35,626
Diodes, Inc.*	170	12,415
Lattice Semiconductor Corp.*	900	43,236
MKS Instruments, Inc.	1,059	120,705
Photronics, Inc.*	2,900	43,471

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Power Integrations, Inc.	700	$56,000
Semtech Corp.*	1,870	111,452
Synaptics, Inc.*	230	34,141
		535,954
Software 4.6%
ACI Worldwide, Inc.*	1,200	33,144
Black Knight, Inc.*	800	52,632
Blackbaud, Inc.*	1,273	73,847
CDK Global, Inc.	2,018	109,799
CommVault Systems, Inc.*	850	51,850
Envestnet, Inc.*	900	71,676
Fair Isaac Corp.*	210	78,437
Manhattan Associates, Inc.*	1,334	174,154
Paylocity Holding Corp.*	470	89,126
Verint Systems, Inc.*	100	5,456
		740,121
Specialty Retail 3.0%
Asbury Automotive Group, Inc.*	70	12,860
AutoNation, Inc.*	1,395	161,695
Dick’s Sporting Goods, Inc.	210	20,248
Foot Locker, Inc.	3,317	97,221
Lithia Motors, Inc.	300	84,939
Murphy USA, Inc.	290	67,744
Williams-Sonoma, Inc.	277	36,143
		480,850
Technology Hardware, Storage & Peripherals 0.1%
Pure Storage, Inc. (Class A Stock)*	300	8,790
Textiles, Apparel & Luxury Goods 2.1%
Capri Holdings Ltd.*	3,221	153,642
Carter’s, Inc.	130	10,951
Columbia Sportswear Co.	982	80,681
Crocs, Inc.*	903	59,986
Skechers USA, Inc. (Class A Stock)*	700	26,810
		332,070

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Thrifts & Mortgage Finance 0.5%
MGIC Investment Corp.	5,000	$65,300
New York Community Bancorp, Inc.	800	7,392
		72,692
Trading Companies & Distributors 1.7%
Air Lease Corp.	1,300	52,364
Applied Industrial Technologies, Inc.	210	21,985
H&E Equipment Services, Inc.	100	3,548
MRC Global, Inc.*	1,400	16,786
Rush Enterprises, Inc. (Class A Stock)	224	11,397
Titan Machinery, Inc.*	500	11,790
Univar Solutions, Inc.*	3,912	113,917
Veritiv Corp.*	353	49,611
		281,398
Water Utilities 0.1%
Essential Utilities, Inc.	500	22,380

Total Common Stocks (cost $14,680,050)		16,114,392
Exchange-Traded Fund 2.3%
iShares Core S&P Mid-Cap ETF (cost $356,051)	1,478	368,421

Total Long-Term Investments (cost $15,036,101)		16,482,813

Short-Term Investment 0.3%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $39,808)	39,808	39,808

TOTAL INVESTMENTS 101.9% (cost $15,075,909)		16,522,621
Liabilities in excess of other assets (1.9)%		(305,554)

Net Assets 100.0%		$16,217,067

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).